Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Real estate investments, net	$ 2,010,303
Property and equipment, used in operations, net	139,121	118,954
Cash and cash equivalents	285,221	14,562
Prepaid expenses	5,983	1,141
Deferred income taxes	2,228	2,859
Other current assets	17,367	1,009
Receivable from Penn National Gaming, Inc.		43,318
Goodwill	75,521	75,521
Other intangible assets	9,577	9,577
Debt issuance costs, net of accumulated amortization of $1,270 at December 31, 2013	46,877
Other assets	17,041	134
Total assets	2,609,239	267,075
Liabilities
Accounts payable	21,397	251
Accrued expenses	13,783	5,787
Accrued interest	18,055
Accrued salaries and wages	10,337	3,507
Gaming, property, and other taxes	18,789	1,136
Income taxes	17,256	11,538
Other current liabilities	12,911	109
Long-term debt	2,350,000
Deferred income taxes	4,282	8,417
Total liabilities	2,466,810	30,745
Commitments and Contingencies (Note 7)
Shareholders' equity
Common stock ($.01 par value, 550,000,000 shares authorized, 88,659,448 shares issued at December 31, 2013)	887
Additional paid-in capital	3,651	71,356
Retained earnings	137,891	164,974
Total shareholders' (deficit) equity	142,429	236,330
Total liabilities and shareholders' (deficit) equity	$ 2,609,239	$ 267,075